Insider Trading Arrangements	3 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement		During the three months ended July 31, 2025, no director or officer of the Company adopted or terminated a “Rule 10b5-1 trading arrangement” or “non-Rule 10b5-1 trading arrangement,” as each term is defined in Item 408(a) of Regulation S-K.
Rule 10b5-1 Arrangement Adopted	false
Non-Rule 10b5-1 Arrangement Adopted	false
Rule 10b5-1 Arrangement Terminated	false
Non-Rule 10b5-1 Arrangement Terminated	false